Exhibit 99.1

World Omni Select Auto Trust 2019-A

Monthly Servicer Certificate

April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	195,182,398.10	11,902
Principal Payments	8,941,088.17	321
Defaulted Receivables	669,817.64	39
Repurchased Accounts	0.00	0
Pool Balance at 04/30/22	185,571,492.29	11,542

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.93%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	11,164,939.36	592
Past Due 61-90 days	2,890,896.76	150
Past Due 91-120 days	360,685.06	21
Past Due 121+ days	0.00	0
Total	14,416,521.18	763

Total 31+ Delinquent as % Ending Pool Balance	7.77%
Total 61+ Delinquent as % Ending Pool Balance	1.75%
Delinquency Trigger Occurred	NO

Recoveries	455,186.55
Aggregate Net Losses/(Gains) - April 2022	214,631.09
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.32%
Prior Net Losses/(Gains) Ratio	-0.18%
Second Prior Net Losses/(Gains) Ratio	-0.03%
Third Prior Net Losses/(Gains) Ratio	1.26%
Four Month Average	0.59%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.92%

Overcollateralization Target Amount	23,196,436.54
Actual Overcollateralization	23,196,436.54
Weighted Average Contract Rate	8.76%
Weighted Average Remaining Term	39.29

Flow of Funds	$ Amount
Collections	10,770,745.93
Investment Earnings on Cash Accounts	981.33
Servicing Fee	(203,315.00)
Transfer to Collection Account	0.00
Available Funds	10,568,412.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	0.00
(2) Class A Interest	40,191.00
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	107,704.33
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	0.00
(10) Class E Interest	0.00
(11) Noteholders' Fifth Priority Principal Distributable Amount	0.00
(12) Required Reserve Account	0.00
(13) Noteholders' Principal Distributable Amount	8,409,542.59
(14) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(15) Distribution to Certificateholders	1,865,758.75

Total Distributions of Available Funds	10,568,412.26

Servicing Fee	203,315.00
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 04/15/22	170,784,598.34
Principal Paid	8,409,542.59
Note Balance @ 05/16/22	162,375,055.75

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2a
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2b
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-3
Note Balance @ 04/15/22	24,114,598.34
Principal Paid	8,409,542.59
Note Balance @ 05/16/22	15,705,055.75
Note Factor @ 05/16/22	12.0910430%

Class B
Note Balance @ 04/15/22	59,560,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	59,560,000.00
Note Factor @ 05/16/22	100.0000000%

Class C
Note Balance @ 04/15/22	37,970,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	37,970,000.00
Note Factor @ 05/16/22	100.0000000%

Class D
Note Balance @ 04/15/22	32,390,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	32,390,000.00
Note Factor @ 05/16/22	100.0000000%

Class E
Note Balance @ 04/15/22	16,750,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	16,750,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	293,110.92
Total Principal Paid	8,409,542.59
Total Paid	8,702,653.51

Class A-1
Coupon	2.12123%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.06000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.55414%
Coupon	0.89414%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	2.00000%
Interest Paid	40,191.00
Principal Paid	8,409,542.59
Total Paid to A-3 Holders	8,449,733.59

Class B
Coupon	2.17000%
Interest Paid	107,704.33
Principal Paid	0.00
Total Paid to B Holders	107,704.33

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	0.00
Total Paid to C Holders	75,307.17

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4256868
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.2132314
Total Distribution Amount	12.6389182

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3094234
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	64.7435722
Total A-3 Distribution Amount	65.0529956

B Interest Distribution Amount	1.8083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8083333

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.9833334

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	3,721,910.51
Investment Earnings	876.90
Investment Earnings Paid	(876.90)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,424,282.26	$1,904,859.06	$1,764,885.30
Number of Extensions	77	102	86
Ratio of extensions to Beginning of Period Receivables Balance	0.73%	0.92%	0.82%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.